COMMITMENT AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 13 – COMMITMENT AND CONTINGENCIES

Litigation

Legal Matters

In the matter of VNUE, Inc. v. Power Up Lending Group, Ltd. On October 6, 2021, the Company commenced an action against Power Up Lending Group, Ltd. (“Power Up”) and Curt Kramer (“Kramer”) (Power Up and Kramer together, the “Power Up Parties”) in the United States District Court for the Eastern District of New York. The complaint alleges that: (1) Power Up is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”) and, pursuant to Section 29(b) of the Act, the Company is entitled to recessionary relief from certain convertible promissory notes (“Notes”) and securities purchase agreements (“SPAs”) entered into by the Company and Power Up; (2) Kramer is liable to the Company as the control person of Power Up pursuant to Section 20(a) of the Act; and (3) Power Up is liable to the Company for unjust enrichment arising from the Notes and SPAs.

On December 10, 2021, the Power Up Parties filed their pre-motion conference request letter with the Court regarding their forthcoming motion to dismiss the Company’s complaint. On December 17, 2021, the Company filed its opposition thereto. On January 26, 2022, the Company filed its amended complaint, which asserted the same causes of action set forth in the initial complaint, and further alleged that Power Up made material misstatements in connection with the purchase and sale of the Company’s securities in violation of Section 10(b) of the Act and, thus, the Company is entitled to recessionary relief from the Notes and SPAs pursuant to Section 29(b) of the Act.

On February 9, 2022, the Court ordered an initial conference. The initial conference is currently scheduled for May 16, 2022, at 12:00 p.m. (EST). As of the date hereof, the Company intends to litigate its claims for relief against the Power Up Parties.

On June 7, 2022, the Company filed a voluntary dismissal of the action because the parties reached a confidential settlement.

Golock Capital, LLC and DBW Investments, LLC v. VNUE, Inc. On September 29, 2021, Golock Capital, LLC (“Golock”) and DBW Investments, LLC (“DBW”) (Golock and DBW together, the “Golock Plaintiffs”) commenced an action against the Company in the United States District Court for the Southern District of New York. The Golock Plaintiffs’ complaint alleges that the Company is in breach of certain convertible promissory notes and securities purchase agreements separately entered into with Golock and DBW and seeks declaratory judgment, injunctive relief, and specific performance against the Company.

On December 2, 2021, the Golock Plaintiffs filed their amended complaint, which asserted the same causes of action set forth in the initial complaint and an additional cause of action for unjust enrichment. On January 19, 2022, the Company filed its answer with affirmative defenses to the amended complaint. As to its affirmative defenses, the Company asserted that the Golock Plaintiff’s claims are barred because: (1) the Golock Plaintiffs are unregistered dealers acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”), and, pursuant to Section 29(b) of the Act, that the Company is entitled to recessionary relief from the certain convertible promissory notes and securities purchase agreements at issue in the amended complaint; and (2) that the convertible promissory notes are, in fact, criminally usurious loans that impose interest onto the Company at a rate that violates New York Penal Law § 190.40 and, therefore, the subject convertible notes are void ab initio pursuant to New York’s usury laws.

On January 20, 2022, the Court ordered that the parties submit a joint letter in lieu of a pretrial conference on or before February 3, 2022. As of the date hereof, the Company intends to vigorously defend itself against the Golock Plaintiff’s claims.

On September 1, 2022, the Company filed an amended answer with counterclaims against the Golock Plaintiffs and their control persons asserting claims under the Racketeer Influenced and Corrupt Organizations Act (“RICO”) and the Act. On September 23, the Golock Plaintiffs filed a motion to dismiss the counterclaims.

On February 14, 2023, the Court granted the motion to dismiss and also dismissed all claims against the Golock Plaintiff’s control persons. The Company remains committed to actively litigating its affirmative defenses under the Act of and RICO.

NOTE 14 – COMMITMENT AND CONTINGENCIES

Litigation

Legal Matters

In the matter of VNUE, Inc. v. Power Up Lending Group, Ltd. On October 6, 2021, the Company commenced an action against Power Up Lending Group, Ltd. “Power Up”) and Curt Kramer (“Kramer”) (Power Up and Kramer together, the “Power Up Parties”) in the United States District Court for the Eastern District of New York. The complaint alleges that: (1) Power Up is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”) and, pursuant to Section 29(b) of the Act, the Company is entitled to recessionary relief from certain convertible promissory notes (“Notes”) and securities purchase agreements (“SPAs”) entered into by the Company and Power Up; (2) Kramer is liable to the Company as the control person of Power Up pursuant to Section 20(a) of the Act; and (3) Power Up is liable to the Company for unjust enrichment arising from the Notes and SPAs.

On December 10, 2021, the Power Up Parties filed their pre-motion conference request letter with the Court regarding their forthcoming motion to dismiss the Company’s complaint. On December 17, 2021, the Company filed its opposition thereto. On January 26, 2022, the Company filed its amended complaint, which asserted the same causes of action set forth in the initial complaint, and further alleged that Power Up made material misstatements in connection with the purchase and sale of the Company’s securities in violation of Section 10(b) of the Act and, thus, the Company is entitled to recessionary relief from the Notes and SPAs pursuant to Section 29(b) of the Act.

On February 9, 2022, the Court ordered an initial conference. The initial conference is currently scheduled for May 16, 2022, at 12:00 p.m. (EST). As of the date hereof, the Company intends to litigate its claims for relief against the Power Up Parties.

On June 7, 2022, the Company filed a voluntary dismissal of the action because the parties’ reached a confidential settlement.

Golock Capital, LLC and DBW Investments, LLC v. VNUE, Inc. On September 29, 2021, Golock Capital, LLC (“Golock”) and DBW Investments, LLC (“DBW”) (Golock and DBW together, the “Golock Plaintiffs”) commenced an action against the Company in the United States District Court for the Southern District of New York. The Golock Plaintiffs’ complaint alleges that the Company is in breach of certain convertible promissory notes and securities purchase agreements separately entered into with Golock and DBW and seeks declaratory judgment, injunctive relief, and specific performance against the Company.

On December 2, 2021, the Golock Plaintiffs filed their amended complaint, which asserted the same causes of action set forth in the initial complaint, and an additional cause of action for unjust enrichment. On January 19, 2022, the Company filed its answer with affirmative defenses to the amended complaint. As to its affirmative defenses, the Company asserted that the Golock Plaintiffs claims are barred because: (1) the Golock Plaintiffs are unregistered dealers acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”), and, pursuant to Section 29(b) of the Act, that the Company is entitled to recessionary relief from the certain convertible promissory notes and securities purchase agreements at issue in the amended complaint; and (2) that the convertible promissory notes are, in fact, criminally usurious loans that impose interest onto the Company at a rate that violates New York Penal Law § 190.40 and, therefore, the subject convertible notes are void ab initio pursuant to New York’s usury laws.

On January 20, 2022, the Court ordered that the parties submit a joint letter in lieu of a pretrial conference on or before February 3, 2022. As of the date hereof, the Company intends to vigorously defend itself against the Golock Plaintiffs claims.

On September 1, 2022, the Company filed an amended answer with counterclaims against the Plaintiffs and their control persons asserting claims under the Racketeer Influenced and Corrupt Organizations Act (“RICO”) and the Act. On September 23, the Plaintiffs filed a motion to dismiss the counterclaims.

On February 14, 2023, the Court granted the motion to dismiss and also dismissed all claims against the Plaintiffs’ control persons. The Company remains committed to actively litigating its affirmative defenses under the Act of and RICO.